UNITED STATE
SECURITIES AND EXCHANGE COMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2001

This Amendment adds new holdings entries

Institutional Investment Manager Filing this Reports:
Name:		Cookson, Peirce & Co., Inc.
Address:		535 Smithfield St.
		Suite 624
		Pittsburgh, PA  15222
13F File Number: n/a

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bruce W. Miller
Title:		Vice-President
Phone:		(412) 471-5320
Signature, Place, and Date of Signing:
	Bruce W. Miller	Pittsburgh, PA	June 12, 2001

Report Type:	13F HOLDINGS REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	52
Form 13F Information Table Value Total:	$91,141,474
List of Other Included Managers:	n/a

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  13F INFORMATION TABLE                                             VOTING
                                                       INVESTMENT AUTHORITY
NAME OF ISSUER  TITLE CUSIP        VALUE    SHARES SH/PRN DISC.      None
ALLERGAN         COM  018490102  5,674,996  76,534   SH   Sole      76,534
ALLSTATE CORP    COM  020002101  1,270,614  30,296   SH   Sole      30,296
ALZA CORP        COM  022615108  1,151,213  28,425   SH   Sole      28,425
AMBAC FIN'CL     COM  023139108  4,579,646  72,725   SH   Sole      72,200
AMBAC FIN'CL     COM  023139108     33,301     525   SH   None         525
AMER. EAGLE      COM  02553E106    534,031  18,575   SH   Sole      18,575
AMGEN, INC.      COM  031162100  5,341,821  90,553   SH   Sole      88,753
AMGEN, INC.      COM  031162100    108,338   1,800   SH   None       1,800
BAXTER INT'L     COM  071813109  1,593,320  17,075   SH   Sole      16,925
BAXTER INT'L     COM  071813109     14,121     150   SH   None         150
CARDINAL HEALTH  COM  14149Y108  2,496,150  25,800   SH   Sole      25,800
DREYER'S GRAND   COM  261878102  2,033,370  78,395   SH   Sole      78,395
EDUCATION MGMT   COM  28139T101  3,390,358 103,919   SH   Sole     103,919
EOG RESOURCES    COM  26875P101    848,307  21,000   SH   Sole      20,575
EOG RESOURCES    COM  26875P101     17,523     425   SH   None         425
EQUITABLE RESRCE COM  029454910  1,964,775  28,475   SH   Sole      28,475
FLEMING COS      COM  339130106  1,123,872  44,160   SH   Sole      44,160
FLUOR CORP.      COM  343412102    625,225  14,050   SH   Sole      14,050
FOREST LABS      COM  345838106  6,636,361 112,475   SH   Sole     112,025
FOREST LABS      COM  345838106     26,658     450   SH   None         450
FOSTER WHEELER   COM  G36535105    292,748  16,300   SH   Sole      16,300
FREDDIE MAC      COM  313400301    711,509  10,975   SH   Sole      10,975
GENESCO INC.     COM  371532102  3,609,265 131,725   SH   Sole     131,725
GOLDEN WEST FIN. COM  381317106  2,260,143  35,225   SH   Sole      34,825
GOLDEN WEST FIN. COM  381317106     25,960     400   SH   None         400
HARLEY-DAVIDSON  COM  412822108  1,201,118  32,250   SH   Sole      31,650
HARLEY-DAVIDSON  COM  412822108     22,770     600   SH   None         600
HEALTHSOUTH CORP COM  421924101    431,171  33,450   SH   Sole      33,450
HELMERICH &PAYNE COM  423452101  1,518,640  33,300   SH   Sole      32,800
HELMERICH &PAYNE COM  423452101     23,150     500   SH   None         500
KB HOME CORP.    COM  48666K109  2,021,232  61,925   SH   Sole      61,925
KING PHARMA      COM  495581102    624,494  15,325   SH   Sole      15,325
LEHMAN BROS.     COM  052490810  3,521,107  56,158   SH   Sole      56,158
LOEW'S CORP      COM  540424108    690,641  11,625   SH   Sole      11,625
METLIFE INC.     COM  59156R108  1,204,254  40,075   SH   Sole      40,075
MITCHELL ENERGY  COM  606592202  1,311,188  24,975   SH   Sole      24,975
NABORS INDUS.    COM  629568106  2,261,520  43,625   SH   Sole      43,625
OVERSEAS SHIP.   COM  690368105    337,440  12,700   SH   Sole      12,275
OVERSEAS SHIP.   COM  690368105     11,683     425   SH   None         425
PHILIP MORRIS CO COM  718154107  3,238,463  68,250   SH   Sole      68,250
PULTE CORP       COM  745867101  1,980,090  49,000   SH   Sole      49,000
RESPIRONICS      COM  761230101  3,593,663 117,825   SH   Sole     117,825
SOUTHWEST AIR    COM  844741108  1,647,235  93,852   SH   Sole      92,802
SOUTHWEST AIR    COM  844741108     18,638   1,050   SH   None       1,050
ST. JUDE MEDICAL COM  790849103  2,634,611  48,925   SH   Sole      48,925
SYNOVUS FINCL    COM  87161C105  1,196,100  44,300   SH   Sole      44,300
SYSCO CORP       COM  871829107  2,295,978  88,308   SH   Sole      86,608
SYSCO CORP       COM  871829107     45,067   1,700   SH   None       1,700
TENET HEALTHCARE COM  88033G100  1,950,652  44,333   SH   Sole      44,333
UNITEDHEALTH     COM  91324P102  3,760,106  63,451   SH   Sole      63,451
USA EDUCATION    COM  78442A109  3,182,070  43,800   SH   Sole      43,800
UST, INC.        COM  902911106    467,278  15,550   SH   Sole      15,550
WASHINGTON MUT.  COM  939322103  3,587,494  65,525   SH   Sole      65,525